Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information
SCHEDULE I
ECOVYST INC. AND SUBSIDIARIES (PARENT)
(formerly known as PQ GROUP HOLDINGS INC. AND SUBSIDIARIES)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF INCOME
(in thousands)
In process

	Years ended December 31,
	2020	2019	2018
Stock compensation expense	$25,200	$18,225	$19,464
Equity in net loss (income) from subsidiaries	253,571	(97,764)	(77,764)

Net (loss) incom e	(278,771)	79,539	58,300
Other comprehensive income (loss), net of tax:
Pension and postretirement benefits	1,938	2,430	(7,958)
Net gain (loss) from hedging activities	166	(2,665)	(330)
Foreign currency translation	(16,596)	22,117	(35,127)

Total other comprehensive (loss) income	(14,492)	21,882	(43,415)

Comprehensive (loss) income	$(293,263)	$101,421	$14,885

SCHEDULE I
ECOVYST INC. AND SUBSIDIARIES (PARENT)
(formerly known as PQ GROUP HOLDINGS INC. AND SUBSIDIARIES)
CONDENSED FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS
(in thousands, except share and per share amounts)

	December 31, 2020	December 31, 2019
ASSETS
Investment in subsidiaries	$1,277,126	$1,779,450

Total assets	$1,277,126	$1,779,450

LIABILITIES
Total liabilities	$—	$—

STOCKHOLDERS’ EQUITY
Common stock (0.01 par); authorized shares 450,000,000; issued shares 137,102,143 and 136,861,382 on December 31, 2020 and 2019, respectively; outstanding shares 136,318,557 and 136,464,961 on December 31, 2020 and 2019, respectively	1,371	1,369
Preferred stock (0.01 par); authorized shares 50,000,000; no shares issued or outstanding on December 31, 2020 and 2019, respectively	—	—
Additional paid-in capital	1,477,859	1,696,899
(Accumulated deficit) retained earnings	(175,758)	103,013
Treasury stock, at cost; shares 783,586 and 396,421 on December 31, 2020 and 2019, respectively	(11,081)	(6,483)
Accumulated other comprehensive loss	(15,265)	(15,348)

Total Ecovyst Inc. equity	1,277,126	1,779,450

Total liabilities and equity	$1,277,126	$1,779,450

SCHEDULE I
ECOVYST INC. AND SUBSIDIARIES (PARENT)
(formerly known as PQ GROUP HOLDINGS INC. AND SUBSIDIARIES)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)

	Years ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net (loss) income	$(278,771)	$79,539	$58,300
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income from subsidiarie s	253,571	(97,764)	(77,764)
Stock compensation expense	25,200	18,225	19,464

Net cash provided by operating activities	—	—	—
Cash flows from investing activities:
Distribution from subsidiaries	243,779	—	—

Net cash provided by investing activities	243,779	—	—
Cash flows from financing activities:
Dividends paid to stockholders	(243,779)	—	—

Net cash used in financing activities	(243,779)	—	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—

Net change in cash, cash equivalents and restricted cash	—	—	—
Cash, cash equivalents and restricted cash at beginning of period	—	—	—

Cash, cash equivalents and restricted cash at end of period of continuing operations	$—	$—	$—

SCHEDULE I
ECOVYST INC. AND SUBSIDIARIES (PARENT)
(formerly known as PQ GROUP HOLDINGS INC. AND SUBSIDIARIES)
CONDENSED FINANCIAL INFORMATION
NOTES TO CONDENSED SCHEDULE I
1. Description of Ecovyst Inc. and Subsidiaries
Ecovyst Inc. (“Ecovyst” or the “Parent Company”) is a holding company that conducts substantially all of its business operations through its wholly owned subsidiary, Ecovyst Catalyst Technologies LLC. As specified in certain of Ecovyst Catalyst Technologies LLC’s debt agreements entered into concurrently with a series of transactions to reorganize and combine the businesses of PQ Holdings Inc. and Eco Services Operations LLC in May 2016 (the “Business Combination”), as subsequently amended and restated, there are restrictions on the ability of Ecovyst Catalyst Technologies LLC to make payments to its stockholder, Ecovyst, on behalf of its equity interests (refer to Note 17 to the Ecovyst consolidated financial statements for further information regarding Ecovyst debt).
2. Basis of Presentation
The accompanying condensed Parent Company financial statements are required in accordance with Rule
4-08(e)(3)
of Regulation
S-X.
These condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the Parent Company’s investment in its consolidated subsidiary is presented under the equity method of accounting. Under the equity method, the investment in subsidiary is stated at cost plus contributions and equity in undistributed income (loss) of the subsidiary, less distributions received since the date of acquisition. For purposes of presenting net income, this presentation assumes that the Parent Company was in existence for the full year ended December 31, 2016, the year of the Business Combination. These parent-only financial statements should be read in conjunction with Ecovyst’s audited consolidated financial statements.
3. Stock-Based Compensation
Refer to Note 22 of the notes to the Ecovyst consolidated financial statements for a description of stock-based compensation.
4. Dividends Paid
On December 14, 2020, the Company’s Board of Directors declared a special cash dividend of $1.80 per share, using after tax cash proceeds and cash on hand from the sale of the Performance Materials business. The dividend was paid on December 29, 2020 to the Company’s stockholders of record at the close of business on
December 21, 2020.